Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

Note 2. Restatement of Previously Issued Financial Statements

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers, which terms are similar to those contained in the warrant agreement dated as of July 11, 2019 (the “Warrant Agreement”), between Legacy XL and Pivotal, which was assumed by the Company on December 21, 2020 in connection with the Business Combination. The Warrant Agreement relates to 7,666,667 warrants (the “Public Warrants”) issued in connection with Pivotal’s Initial Public Offering (the “IPO”), and 4,233,333 warrants (the “Private Placement Warrants”), originally issued in a private placement in connection with the IPO, and together, (the “Warrants”) which are discussed in Note 4, Note 12 and Note 14. The Company previously accounted for the Warrants as components of equity.

In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, the Company concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the Consolidated Balance Sheets and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the Consolidated Statements of Operations in the period of change.

The audit committee of the Company’s Board of Directors, in consultation with the Company’s management, and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s previously issued audited financial statements as of and for the year ended December 31, 2020, as previously reported in its Form 10-K, should no longer be relied upon based on the matters described above. As such, the Company is restating its consolidated financial statements as of and for the year ended December 31, 2020 included herein. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the consolidated financial statements herein.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	As Restated
Consolidated Balance Sheet as of December 31, 2020
Warrant liabilities	$–	$143,295	$143,295
Total liabilities	14,822	143,295	158,117
Additional paid-in capital	425,364	(108,280)	317,084
Accumulated deficit	(93,186)	(35,015)	(128,201)
Total stockholders’ equity	332,191	(143,295)	188,896

Consolidated Statement of Operations for the Year Ended December 31, 2020
Change in fair value of warrant liabilities	$–	$35,015	$35,015
Net loss	(25,591)	(35,015)	(60,606)
Basic and diluted weighted average shares outstanding	(0.30)	(0.42)	(0.72)

Consolidated Statement of Cash Flows for Year Ended December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(25,591)	$(35,015)	$(60,606)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	–	35,015	35,015
Non-Cash Investing and Financing Activities:
Initial measurement of warrants assumed in connection with the Business Combination accounted for as liabilities	–	108,280	108,280